INCOME TAX - NOLs (Details) $ in Millions	Dec. 31, 2024 USD ($)
Israel, USA and Serbia
Operating loss carryforwards
Net operating loss carryforwards	$ 104.0
Netherlands.
Operating loss carryforwards
Net operating loss carryforwards	79.0
Foreign | Netherlands | Dutch entities of the Group other than Yandex N.V.
Operating loss carryforwards
Net operating loss carryforwards	$ 252.9